UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

   Investment Company Act file number 811-5976

Seligman Select Municipal Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

   Registrant's telephone number, including area code:                                          (212) 850-1864

   Date of fiscal year end:                                        12/31

   Date of reporting period:                                     06/30/04

FORM N-CSR

ITEM 1.	REPORTS TO STOCKHOLDERS. SELIGMAN SELECT MUNICIPAL FUND, INC. Semi-Annual Report June 30, 2004

SELIGMAN

SELECT

MUNICIPAL FUND, INC.

Mid-Year Report
June 30, 2004

Seligman Select Municipal Fund, Inc
Managed by

J. & W. SELIGMAN & CO.
INCORPORATED
Investment Managers and Advisors
ESTABLISHED 1864
100 Park Avenue, New York, NY 10017

Photo: Courtesy Michigan Travel Bureau

CESEL3b 6/04

To the Stockholders

Your mid-year Stockholder report for Seligman Select Municipal Fund, Inc. follows this letter. This report contains the Fund’s investment results, portfolio of investments, and financial statements.

For the six months ended June 30, 2004, the Fund posted a total return of –0.84% based on net asset value and –5.52% based on market price. The Fund’s annual distribution rate, based on the current monthly dividend and market price at June 30, 2004, was 6.81%. This is equivalent to a taxable yield of 10.48%, based on the maximum federal income tax rate of 35%. Preferred Stockholders of the Fund were paid dividends at annual rates ranging from 0.93% to 1.25%.

Your Fund’s Annual Stockholder Meeting was held on May 13, 2004 in New York City. At the meeting, four directors were elected, and the selection of the Fund’s auditors was ratified. For complete details of the vote, please refer to page 14 of this report.

We thank you for your continued support of Seligman Select Municipal Fund, Inc. and look forward to serving your investment needs for many years to come.

By Order of the Board of Directors,

William C. Morris
Chairman

Brian T. Zino President

August 13, 2004

Manager	Stockholder Service	Important Telephone Numbers
J. & W. Seligman & Co. Incorporated	Agent	(800) 874-1092	Stockholder Services
100 Park Avenue	Seligman Data Corp.
New York, NY 10017	100 Park Avenue	(212) 682-7600	Outside the
	New York, NY 10017		United States
General Counsel
Sullivan & Cromwell LLP		(800) 622-4597	24-Hour Automated
Telephone Access
Service

Investment Results For Common Stock (unaudited)

TOTAL RETURNS*
For Periods Ended June 30, 2004

			Average Annual

	Three Months*	Six Months*	One Year	Five Years	Ten Years

Market Price**	(8.03)%	(5.52)%	(4.89)%	5.28%	5.11%
Net Asset Value**	(2.02)	(0.84)	1.02	6.76	6.80

PRICE PER SHARE

	June 30, 2004	March 31, 2004	December 31, 2003

Market Price	$10.13	$11.20	$11.07
Net Asset Value	11.65	12.09	12.13

DIVIDEND AND CAPITAL GAINS PER SHARE AND YIELD INFORMATION
For the Periods Ended June 30, 2004

Dividends Paid†	Unrealized Gain††	SEC Yieldø

$ 0.345	$ 0.643	4.47%

ANNUAL DISTRIBUTION RATE
The annual distribution rate based on the current monthly dividend of $0.0575 per share and market price at June 30, 2004, was 6.81%, which is equivalent to a taxable yield of 10.48% based on the maximum federal tax rate of 35%. The tax-equivalent yield does not reflect any alternative minimum taxes to which an investor may be subject.

The rates of return will vary and the principal value of an investment will fluctuate. Shares, if sold, may be worth more or less than their original cost. Performance data quoted does not reflect the deduction of taxes that investors may pay on Fund distributions or on the sale of Fund shares. Performance shown represents past performance. Past performance is not indicative of future investment results. Current performance may be higher or lower than the performance shown. An investment in the Fund is not insured by the Federal Deposit Insurance Corporation or any other government agency.

*	Returns for periods of less than one year are not annualized.

**	These rates of return reflect changes in the market price or net asset value, as applicable, and assume that all distributions within the period are invested in additional shares.

†

Preferred Stockholders were paid dividends at annual rates ranging from 0.93% to 1.25%. Earnings on the Fund’s assets in excess of the Preferred dividend requirements constituted income available for dividends to Common Stockholders.

††	Represents the per share amount of unrealized appreciation of portfolio securities as of June 30, 2004.

ø	Current yield, representing the annualized yield for the 30-day period ended June 30, 2004, has been computed in accordance with SEC regulations and will vary.

Portfolio of Investments (unaudited)	June 30, 2004

State#	Face Amount	Municipal Bonds	Ratings Moody’s/S&P	Value

Alabama — 10.2%	$10,000,000	Jefferson County Sewer Rev. (Capital Improvement Warrants), 5.125% due 2/1/2039ø	Aaa/AAA	$10,880,200
	5,000,000	McIntosh Industrial Development Board, Environmental Facilities Rev. (CIBA Specialty Chemicals), 5.375% due 6/1/2028	A2/A	4,943,400
Alaska — 1.8%	2,395,000	Alaska Energy Authority Power Rev. (Bradley Lake Hydroelectric Project), 6% due 7/1/2021	Aaa/AAA	2,729,462
California — 14.8%	9,130,000	California Pollution Control Financing Authority Sewage and Solid Waste Disposal Facilities Rev. (Anheuser-Busch Project), 5.75% due 12/1/2030*	A1/A+	9,316,526
	4,100,000	Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.75% due 1/15/2040	Baa3/BBB–	3,955,762
	4,000,000	San Diego Public Facilities Financing Authority Sewer Rev. Series 1999-A, 5% due 5/15/2029	Aaa/AAA	3,949,280
	5,700,000	San Diego Public Facilities Financing Authority Sewer Rev. Series 1999-B, 5% due 5/15/2029	Aaa/AAA	5,627,724
Colorado — 3.6%	5,590,000	Regional Transportation District, Sales Tax Rev., 5% due 11/1/2024	Aaa/AAA	5,618,621
Georgia — 4.1%	6,220,000	Georgia Housing and Finance Authority Rev. (Single Family Mortgage), 6.10% due 6/1/2031*	Aa2/AAA	6,414,313
Illinois — 5.0%	7,500,000	Chicago GOs, 5.50% due 1/1/2040	Aaa/AAA	7,705,875
Louisiana — 4.9%	6,460,000	Louisiana Public Facilities Authority Hospital Rev. (Southern Baptist Hospitals, Inc. Project), 8% due 5/15/2012†	NR/AAA	7,630,358
Massachusetts — 5.6%	4,000,000	Massachusetts Bay Transportation Authority General Transportation System Rev., 5.625% due 3/1/2026ø	Aaa/AAA	4,267,800
	4,000,000	Massachusetts Development Finance Agency Rev. (WGBH Educational Foundation), 5.75% due 1/1/2042	Aaa/AAA	4,436,280
Michigan — 1.3%	2,000,000	Kalamazoo Hospital Finance Authority Rev. (Bronson Methodist Hospital), 5.50% due 5/15/2028	Aaa/NR	2,026,880
Minnesota — 1.7%	2,500,000	Minnesota Agricultural and Economic Development Board Rev. (The Evangelical Lutheran Good Samaritan Society Project), 6.625% due 8/1/2025	A3/A–	2,672,875
Missouri — 2.8%	1,550,000	Metropolitan St. Louis Sewer District, Wastewater System Rev. 5% due 5/1/2024.	Aaa/AAA	1,560,680
	2,755,000	Missouri State Housing Development Commission Single Family Mortgage Rev. (Homeownership Loan Program), 5.50% due 3/1/2033*	NR/AAA	2,776,241
New Jersey — 5.3%	8,000,000	New Jersey Economic Development Authority Water Facilities Rev. (American Water Co. Inc.), 5.375% due 5/1/2032*	Aaa/NR	8,127,040

See footnotes on page 5.

Portfolio of Investments (unaudited)	June 30, 2004

State#	Face Amount	Municipal Bonds	Ratings Moody’s/S&P	Value

New York — 13.6%	$10,000,000	New York State Energy Research & Development Authority Electric Facilities Rev. (Consolidated Edison Co. NY Inc. Project), 6.10% due 8/15/2020	Aaa/AAA	$10,569,500
	10,000,000	New York State Thruway Authority General Rev., 6% due 1/1/2025ø	Aaa/AAA	10,428,300
New York and New Jersey — 4.5%	6,500,000	Port Authority of New York and New Jersey (JFK International Air Terminal LLC Project Rev.), 5.75% due 12/1/2022*	Aaa/AAA	6,904,170
Ohio — 2.1%	2,895,000	Cleveland Waterworks Improvement First Mortgage Rev., 5.75 due 1/1/2021ø	Aaa/AAA	3,108,419
	105,000	Cleveland Waterworks Improvement First Mortgage Rev., 5.75 due 1/1/2021	Aaa/AAA	111,204
Pennsylvania — 10.8%	3,000,000	Delaware County Industrial Development Authority Water Facilities Rev. (Philadelphia Suburban Water), 5.35% due 10/1/2031*	Aaa/AAA	3,019,620
	3,000,000	Lehigh County Industrial Development Authority Pollution Control Rev. (Pennsylvania Power & Light Company Project), 6.15% due 8/1/2029	Aaa/AAA	3,174,060
	10,000,000	Philadelphia Airport Rev., 6.10% due 6/15/2025*	Aaa/AAA	10,513,300
South Carolina — 3.3%	5,000,000	South Carolina Ports Authority Rev., 5.30% due 7/1/2026*	Aaa/AAA	5,030,600
Tennessee — 5.3%	8,000,000	Humphreys County Industrial Development Board Solid Waste Disposal Rev. (E.I. duPont de Nemours & Co. Project), 6.70% due 5/1/2024*	Aa3/AA–	8,184,080
Texas — 16.4%	5,000,000	Dallas-Fort Worth International Airports Rev., 5.75% due 11/1/2030*	Aaa/AAA	5,109,150
	3,000,000	Houston Airport System Rev., 5.625% due 7/1/2030*	Aaa/AAA	3,048,030
	4,000,000	Houston Higher Education Finance Corporation Rev. (Rice University Project), 5.375% due 11/15/2029	Aaa/AAA	4,045,960
	5,000,000	Lower Neches Valley Authority Industrial Development Corp. Sewer Facilities Rev. (Mobil Oil Refining Corp. Project), 6.40% due 3/1/2030*	Aaa/AAA	5,144,600
	7,500,000	Matagorda County Navigation District No1 Pollution Control Rev. (Central Power and Light Co. Project), 6.125% due 5/1/2030*	Aaa/AAA	8,041,875
Washington — 13.7%	4,795,000	Chelan County Public Utility District No.1 (Chelan Hydro Consolidated System Rev.), 6.25% due 7/1/2017*	Aaa/AAA	5,271,527

See footnotes on page 5.

Portfolio of Investments (unaudited)	June 30, 2004

State#	Face Amount	Municipal Bonds	Ratings Moody’s/S&P		Value

Washington — (continued)	$5,000,000	Chelan County Public Utility District No. 1 (Chelan Hydro Consolidated System Rev.), 6.35% due 7/1/2028*	Aaa/AAA		$5,502,000
	10,000,000	King County Sewer GOs, 6.125% due 1/1/2033ø	Aaa/AAA		10,432,900

Total Municipal Bonds (Cost $193,742,542) — 130.8%					202,278,612

Variable Rate Demand Notes
Connecticut — 1.0%	1,600,000	Connecticut State Health & Educational Facilities Authority Rev. (Yale University) due 7/1/2036	VMIG 1/A–1	+	1,600,000
Florida — 0.9%	1,400,000	Sarasota County Public Hospital Board (Sarasota Memorial Hospital Project) due 7/1/2037	VMIG 1/NR		1,400,000
Illinois — 1.0%	1,500,000	Illinois Health Facility Authority Rev. (University of Chicago Hospital) due 8/15/2026	VMIG 1/A–1	+	1,500,000
Missouri — 1.7%	2,530,000	Missouri State Health & Educational Facilities Authority Health Facilities Rev. (Cox Health System) due 6/1/2022	VMIG 1/A–1		2,530,000
New York — 5.3%	1,100,000	New York City GOs due 8/1/2010	VMIG 1/A–1	+	1,100,000
	1,300,000	New York City GOs due 8/1/2015	VMIG 1/A–1	+	1,300,000
	3,400,000	New York City GOs due 8/1/2017	VMIG 1/A–1	+	3,400,000
	1,000,000	New York City GOs due 8/1/2018	VMIG 1/A–1	+	1,000,000
	1,300,000	New York City Municipal Water Finance Authority Water & Sewer System Rev. due 6/15/2025	VMIG 1/A–1	+	1,300,000
New York and New Jersey — 0.7%	1,100,000	Port Authority of New York & New Jersey Special Obligation Rev. due 5/1/2019	VMIG 1/A–1	+	1,100,000
Pennsylvania — 0.4%	600,000	Philadelphia Authority for Industrial Development Revenue Bonds (Regional Performing Arts Center Project) due 6/1/2025	VMIG 1/NR		600,000
Puerto Rico — 0.8%	1,300,000	Puerto Rico Commonwealth Government Development Bank due 12/01/2015	VMIG 1/A–1		1,300,000
Virginia — 0.5%	800,000	Loudoun County Industrial Development Authority Rev. (Howard Hughes Medical Institute) due 2/15/2038	VMIG 1/A–1	+	800,000
Wyoming — 3.3%	5,100,000	Lincoln County Pollution Control Rev. (Exxon Project) due 7/1/2017*	P-1/A–1	+	5,100,000

Variable Rate Demand Notes (Cost $24,030,000) — 15.6%					24,030,000

Total Investments (Cost $217,772,542) — 146.4%					226,308,612
Other Assets Less Liabilities — (46.4)%.					(71,698,431)

Net Assets — 100.0%					$154,610,181

#	The percentage shown for each state represents the total value of bonds held of issuers in that state, measured as a percent of net assets.
*	Interest income earned from this security is subject to the federal alternative minimum tax.
†	Escrowed-to-maturity security.
ø	Pre-refunded security.

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)	June 30, 2004

Assets:
Investments, at value:
Long-term investments (cost $193,742,542)	$202,278,612
Short-term investments (cost $24,030,000)	24,030,000

Total Investment (cost $217,772,542)	226,308,612
Cash	86,195
Interest receivable	3,270,567
Receivable for securities sold	112,017
Expenses prepaid to stockholder service agent	26,715
Other	52,081

Total Assets	229,856,187

Liabilities:
Management fee payable	103,304
Payable for Common Stock purchased	16,764
Accrued expenses and other	125,938
Shares subject to mandatory redemption	75,000,000

Total Liabilities	75,246,006

Net Assets	$154,610,181

Composition of Net Assets:
Common Stock, $0.01 par value: Shares authorized — 49,999,250; issued and outstanding — 13,276,599	$132,766
Additional paid-in capital	145,751,285
Undistributed net investment income	1,676,548
Accumulated net realized loss	(1,486,488)
Net unrealized appreciation on investments	8,536,070

Net Assets	$154,610,181

Net Assets Per Share (Market Value $10.13)	$11.65

See Notes to Financial Statements.

Statement of Operations (unaudited)	For the Six Months Ended June 30, 2004

Investment Income: Interest		$5,891,851

Expenses:
Management fees	$638,959
Dividends on shares subject to mandatory redemption	390,289
Stockholder account and registrar services	120,907
Preferred stock remarketing and rating agent fees	111,250
Auditing and legal fees	37,805
Stockholder reports and communications	25,920
Custody and related services	25,377
Directors fees and expenses	15,589
Stockholders meeting	14,671
Exchange listing fees	11,875
Miscellaneous	8,206

Total Expenses		1,400,848

Net Investment Income		4,491,003

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	2,070
Net change in unrealized appreciation of investments	(6,296,748)

Net Loss on Investments		(6,294,678)

Decrease in Net Assets from Operations		$(1,803,675)

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	Six Months Ended June 30, 2004	Year Ended December 31, 2003

Operations:
Net investment income	$4,491,003	$9,248,755
Net realized gain (loss) on investments	2,070	(1,509,147)
Net change in unrealized appreciation of investments	(6,296,748)	950,465

Increase (Decrease) in Net Assets from Operations	(1,803,675)	8,690,073

Distributions to Common Stockholders:
Net investment income (per share: $0.345 and $0.690)	(4,579,736)	(9,159,530)

Capital Share Transactions:
Value of shares of Common Stock issued in payment of dividends (22,880 and 46,241 shares)	246,405	504,531
Cost of shares purchased for investment plan (22,050 and 47,800 shares)	(238,282)	(522,752)

Increase (Decrease) in Net Assets from Capital Share Transactions	8,123	(18,221)

Decrease in Net Assets	(6,375,288)	(487,678)

Net Assets:
Beginning of period	160,985,469	161,473,147

End of Period (including undistributed net investment income of $1,676,548 and $1,771,316, respectively)	$154,610,181	$160,985,469

See Notes to Financial Statements.

Statement of Cash Flows (unaudited)	For the Six Months Ended June 30, 2004

Cash Flows from Operating Activities:
Net decrease in Net Assets from Operations	$(1,803,675)
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Cost of investment securities purchased	(7,249,161)
Proceeds from long-term investment securities sold	11,625,590
Net purchases of short-term investment securities	(4,330,000)
Decrease in interest receivable	63,586
Decrease in receivable for securities sold	10,183
Increase in other assets	(19,992)
Decrease in management fees payable, accrued expenses and other	(20,339)
Net change in unrealized appreciation of investments	6,296,748
Net realized gain on investments	(2,070)

Net Cash Provided by Operating Activities	4,570,870

Cash Flows from Financing Activities:
Dividends paid to Common Stockholders	(4,333,331)
Payment for shares of Common Stock purchased	(257,951)

Net Cash Used in Financing Activities	(4,591,282)

Net decrease in cash	(20,412)
Cash balance at beginning of period	106,607

Cash Balance at End of Period	$86,195

Supplemental Disclosure of Cash Flow Information:
Non-cash financing activities not included above consists of the value of shares issued in payment of dividend distributions of $246,405.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.    Significant Accounting Policies — The financial statements of Seligman Select Municipal Fund, Inc. (the “Fund”) have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Fund:

a.

Security Valuation — Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued by independent pricing services based on bid prices, which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are valued by J. & W. Selig-man & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility in the US markets. Short-term holdings maturing in 60 days or less are valued at amortized cost.

b.	Federal Taxes — The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

c.

Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. The Fund amortizes all discounts and premiums paid on purchases of portfolio securities for financial reporting purposes.

     Variable rate demand notes purchased by the Fund may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At June 30, 2004, the interest rates paid on these notes ranged from 1.00% to 1.14%.

d.	Distributions to Stockholders — Dividends and distributions paid by the Fund are recorded on the ex-dividend date.

     The treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset value per share of the Fund.

e.

Fair Value of Shares Subject to Mandatory Redemption — The carrying amount reported for shares subject to mandatory redemption is the redemption value at June 30, 2004. The dividend rate is reset periodically to permit the shares to be remarketed at their redemption values; therefore, the carrying amount approximates fair value.

2.    Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2004, amounted to $7,249,161 and $11,625,590, respectively.

     At June 30, 2004, the cost of investments for federal income tax purposes was $217,317,614. The tax basis cost was less than the cost for financial reporting purposes due to the amortization of market discounts for financial reporting purposes of $454,928. The tax basis gross unrealized appreciation and depreciation of portfolio securities amounted to $8,990,998 and $0, respectively.

3.    Dividend Investment Plan — Under the Fund’s Charter, dividends or other distributions on the Common Stock cannot be declared unless the Fund can satisfy the requirements of two asset maintenance tests after giving effect to such distributions. The Fund has satisfied these tests.

Notes to Financial Statements (unaudited)

     The Fund, in connection with its Dividend Investment Plan (the “Plan”), acquires and issues shares of its own Common Stock, as needed, to satisfy Plan requirements. For the six months ended June 30, 2004, 22,050 shares were purchased in the open market at a cost of $238,282, which represented a weighted average discount of 9.26% from the net asset value of those acquired shares. A total of 22,880 shares were issued to Plan participants during the period for proceeds of $246,405, a weighted average discount of 9.62% from the net asset value of those shares.

     The Fund may make additional purchases of its Common Stock in the open market and elsewhere at such prices and in such amounts as the Board of Directors may deem advisable. No such additional purchases were made during the six months ended June 30, 2004.

4.    Capitalization — The Fund is authorized to issue 50,000,000 shares of Capital Stock, par value $0.01 per share, all of which were initially classified as Common Stock. The Board of Directors is authorized to classify and reclassify any unissued shares of Capital Stock, and has reclassified 750 shares of unissued Common Stock as Preferred Stock. The Preferred Stock consists of 375 shares of Series A Stock and 375 shares of Series B Stock (authorized, issued and outstanding) with a par value of $0.01 per share for each series. The Preferred Stock is redeemable at the option of the Fund, in whole or in part, on any dividend payment date at $100,000 per share plus any accumulated but unpaid dividends. The Preferred Stock is also subject to mandatory redemption at $100,000 per share plus any accumulated but unpaid dividends in April 2020 (Series A) and April 2022 (Series B) or if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in its Charter are not satisfied. The liquidation preference of the Preferred Stock is $100,000 per share plus accumulated and unpaid dividends. At June 30, 2004, the liquidation preferences and asset coverage per share of Series A and Series B stock was $100,000 and $306,147, respectively, for each series.

Dividends on each series of Preferred Stock are cumulative at a rate reset every 28 days based on the lowest rate which would permit the shares to be remarketed at $100,000 per share.

     In accordance with the provisions of Statement of Financial Accounting Standards No. 150, “Accounting for Certain Financial Instruments with Characteristics of Both Liabilities and Equity”, the Fund classifies its Preferred Stock as a liability of the Fund in the Statement of Assets and Liabilities. In addition, dividends paid to Preferred Stockholders are classified as an expense in the Statement of Operations and as a component of net investment income in the Statement of Changes in Net Assets and in the Financial Highlights. Amounts presented for years prior to 2003 have not been restated to conform to this period’s presentation.

     The holders of Preferred Stock have voting rights equal to the holders of Common Stock (one vote per share) and generally will vote together with holders of shares of Common Stock as a single class. Voting as a separate class, holders of Preferred Stock are entitled to elect two of the Fund’s directors.

5.   Management Fee, Administrative Services, and Other Transactions — The Manager manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager, is paid by the Manager. The Manager’s fee, calculated daily and payable monthly, is equal to 0.55% per annum of the Fund’s average daily net assets, which include the value attributable to the Fund’s preferred stock.

     Seligman Data Corp., which is owned by certain associated investment companies, charged the Fund at cost $110,941 for stockholder account services in accordance with a methodology approved by the Fund’s directors. Costs of Seligman Data Corp. directly attributable to the Fund were charged to the Fund. The remaining charges were allocated to the Fund by Seligman Data Corp. pursuant to a formula based on the Fund’s net assets, stockholder transaction volume and number of stockholder accounts.

     The Fund and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Fund to pay any amount due under either Guaranty is limited to

Notes to Financial Statements (unaudited)

a specified percentage of the full amount, which generally is based on the Fund’s percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the preceding calendar quarter. As of June 30, 2004, the Fund’s potential obligation under the Guaranties is $46,900. As of June 30, 2004, no event has occurred which would result in the Fund becoming liable to make any payment under a Guaranty. A portion of rent paid by Seligman Data Corp. is charged to the Fund as part of Seligman Data Corp.’s stockholder account services cost.

Certain officers and directors of the Fund are officers or directors of the Manager and/or Seligman Data Corp.

     The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the Fund or other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings/loss accrued thereon is included in directors’ fees and expenses, and the accumulated balance thereof at June 30, 2004, of $34,941 is included in accrued expenses and other liabilities. Deferred fees and related accrued earnings are not deductible for federal income tax purposes until such amounts are paid.

6.   Capital Loss Carryforward — At December 31, 2003, the Fund had a capital loss carryforward for federal income tax purposes of $1,494,593, all of which expires in 2011 and is available for offset against future taxable net capital gains. Accordingly, no capital gain distributions are expected to be paid to stockholders until net capital gains have been realized in excess of the available capital loss carryforward.

7.   Other Matters — The circumstances described below relate to certain regulatory matters affecting certain of the Seligman registered investment companies (“Seligman Funds”). Seligman Select Municipal Fund was not affected by these circumstances and, accordingly, did not receive any payments from the Manager.

     The Manager has conducted an extensive internal review in response to developments regarding disruptive or illegal trading practices within the mutual fund industry. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman Funds. This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three already had been terminated prior to the end of September 2002. The Securities and Exchange Commission (the “SEC”), the NASD and the Attorney General of the State of New York also are reviewing these matters.

     The Manager has also reviewed its practice of placing some of the Seligman Funds’ orders to buy and sell portfolio securities with brokerage firms in recognition of their sales of Seligman Funds. This practice is permissible when done properly; however, the Manager believes that it may have violated applicable requirements for certain of such orders as a result of compensation arrangements the Manager had with certain brokerage firms. The Manager discontinued this practice entirely in October 2003. The Manager is confident that the execution of all such orders was consistent with its best execution obligations and that the Seligman Funds did not pay higher brokerage commissions than they would otherwise have paid for comparable transactions. The Manager has also responded fully to information requests from the SEC and the NASD relating to the Manager’s use of revenue sharing and fund portfolio brokerage commissions and will continue to provide additional information if, and as, requested.

     The results of the Manager’s internal reviews were presented to the Independent Directors of the Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements involving frequent trading, the Manager has made payments to three funds and has agreed to waive a portion of its management fee with respect to another fund. In order to resolve matters with the Independent Directors with regard to portfolio brokerage commissions, the Manager has made payments to each of twenty-four funds in an amount equal to the commissions paid by each such fund during the period from 1998 through 2003 to certain brokerage firms in recognition of sales of fund shares.

Financial Highlights (unaudited)

     The Fund’s financial highlights are presented below. “Per share operating performance” data is designed to allow investors to trace the operating performance, on a per Common share basis, from the beginning net asset value to the ending net asset value, so that investors can understand what effect the individual items have on their investment, assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item, as disclosed in the financial statements, to their equivalent per Common share amount, based on average shares outstanding.

     “Total investment return” measures the Fund’s performance assuming that investors purchased Fund shares at market value or net asset value as of the beginning of the period, reinvested dividends and capital gains paid, as provided for in the Fund’s dividend investment plan, and then sold their shares at the closing market value or net asset value on the last day of the period. The computations do not reflect any sales commissions investors may incur in purchasing or selling Fund shares and taxes investors may incur on distributions or on the sale of Fund shares. Total investment return for periods of less than one year is not annualized.

	Six Months Ended 6/30/04	Year Ended December 31,

		2003	2002	2001	2000	1999

Per Share Operating Performance:
Net Asset Value, Beginning of Period	$12.13	$12.16	$11.56	$11.65	$10.62	$12.29

Income from Investment Operations:
Net investment income	0.34	0.70 *	0.81	0.82	0.85	0.87
Net realized and unrealized gain (loss) on investments	(0.48)	(0.04)	0.52	(0.11)	1.12	(1.63)
Dividends paid from net investment income to Preferred Stockholders	—	— *	(0.08)	(0.17)	(0.24)	(0.19)

Total from Investment Operations	(0.14)	0.66	1.25	0.54	1.73	(0.95)

Less Distributions to Common Stockholders:
Dividends paid from net investment income	(0.34)	(0.69)	(0.64)	(0.62)	(0.63)	(0.65)
Dividends in excess of net investment income	—	—	—	—	(0.02)	—
Distributions from net realized gain	—	—	(0.01)	(0.01)	(0.05)	(0.07)

Total Distributions to Common Stockholders	(0.34)	(0.69)	(0.65)	(0.63)	(0.70)	(0.72)

Net Asset Value, End of Period	$11.65	$12.13	$12.16	$11.56	$11.65	$10.62

Market Value, End of Period	$10.13	$11.07	$10.76	$10.32	$9.875	$8.9375

Total Investment Return:
Based on market value	(5.52)%	9.58%	10.85%	10.85%	18.78%	(23.76)%
Based on net asset value	(0.84)%	6.25%	11.84%	5.31%	17.93%	(7.42)%
Ratios/Supplemental Data:
Ratio of expenses to average net assets	1.77%†	1.77%*	1.28%	1.28%	1.27%	1.26%
Ratio of net investment income to average
net assets	5.68%†	5.75%*	6.82%	6.96%	7.71%	7.45%
Portfolio turnover rate	3.45%	—	1.90%	2.98%	11.87%	16.72%
Net Assets, End of Period (000s omitted)	$154,610	$160,985	$161,473	$153,504	$154,896	$141,042

See footnotes on page 14.

Financial Highlights (unaudited)

*

As required, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 150, “Accounting for Certain Financial Instruments with Characteristics of Both Liabilities and Equity.” Effective for the year ended December 31, 2003, the Fund reclassified the dividends paid to preferred stockholders as an expense. The effect of this change for the year ended December 31, 2003, was to decrease net investment income per share by $0.06, decrease dividends paid from net investment income to preferred stockholders per share by $0.06, increase the ratio of expenses to average net assets from 1.28% to 1.77%, and decrease the ratio of net investment income to average net assets from 6.24% to 5.75%. The per share amounts and ratios for periods prior to December 31, 2003 have not been restated.

†	Annualized.

See Notes to Financial Statements.

Proxy Results

Stockholders of Seligman Select Municipal Fund, Inc. voted on the following proposals at the Annual Meeting of Stockholders on May 13, 2004, in New York City. The description of each proposal and number of shares voted are as follows:

Election of Directors:

Election by Holders of Preferred Shares and Common Shares:

	For	Withheld

Alice S. Ilchman	11,742,842.800	320,336.436
Frank A. McPherson	11,755,951.536	307,227.700
Leroy C. Richie	11,753,851.455	309,327.781
Brian T. Zino	11,759,752.455	303,426.781

Ratification of Deloitte & Touche LLP as independent auditors for 2004:

For	Against	Abstain

11,913,279.983	57,808.862	92,090.391

Board of Directors

Robert B. Catell 2,3
Chairman, Chief Executive Officer and Director, KeySpan Corporation

John R. Galvin 1,3
Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University

Alice S. Ilchman 2,3
President Emerita, Sarah Lawrence College Director, Jeannette K. Watson Summer Fellowship Trustee, Committee for Economic Development

Frank A. McPherson 2,3
Retired Chairman of the Board and Chief Executive Officer, Kerr-McGee Corporation Director, ConocoPhillips Director, Integris Health

John E. Merow 1,3
Retired Chairman and Senior Partner, Sullivan & Cromwell LLP Director, Commonwealth Industries, Inc. Director, New York-Presbyterian Hospital

Betsy S. Michel 1,3
Trustee, The Geraldine R. Dodge Foundation

William C. Morris
Chairman, J. & W. Seligman & Co. Incorporated Chairman, Carbo Ceramics Inc.

Leroy C. Richie 1,3
Chairman and Chief Executive Officer, Q Standards Worldwide, Inc. Director, Kerr-McGee Corporation

Robert L. Shafer 2,3
Retired Vice President, Pfizer Inc.

James N. Whitson 1,3
Retired Executive Vice President and Chief Operating Officer, Sammons Enterprises, Inc. Director, CommScope, Inc.

Brian T. Zino
Director and President, J. & W. Seligman & Co. Incorporated Chairman, Seligman Data Corp. Director, ICI Mutual Insurance Company Member of the Board of Governors, Investment Company Institute

Member:	1 Audit Committee
2 Director Nominating Committee
3 Board Operations Committee

Executive Officers

William C. Morris
Chairman

Brian T. Zino
President and Chief Executive Officer

Thomas G. Moles
Executive Vice President

Eileen A. Comerford
Vice President

Audrey G. Kuchtyak
Vice President

Thomas G. Rose
Vice President

Lawrence P. Vogel
Vice President and Treasurer

Frank J. Nasta
Secretary

ITEM 2.	CODE OF ETHICS. Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS. Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Period	Total Number of Shares (or Units) Purchased	Average Price Paid per Share (or Unit)	Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs (1)	Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs (1)

1-01-04 to
1-31-04	4,400	$11.18	4,400	N/A

2-01-04 to
2-29-04	0	N/A	0	N/A

3-01-04 to
3-31-04	8,000	$11.29	8,000	N/A

4-01-04 to
4-30-04	4,000	$10.31	4,000	N/A

5-01-04 to
5-31-04	0	N/A	0	N/A

6-01-04 to
6-30-04	5,650	$10.19	5,650	N/A

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(1)	As announced on February 15, 1990, the Registrant may purchase its shares in the open market equal to the number of shares purchased by participants in the Registrant's dividend investment plan.

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. Not applicable.

ITEM 10.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN SELECT MUNICIPAL FUND, INC.

By:    /S/ BRIAN T. ZINO
          Brian T. Zino
          President and Chief Executive Officer

Date: September 1, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:    /S/ BRIAN T. ZINO
          Brian T. Zino
          President and Chief Executive Officer

Date: September 1, 2004

By:    /S/LAWRENCE P. VOGEL
          Lawrence P. Vogel
          Vice President, Treasurer and Chief Financial Officer

Date: September 1, 2004

4

SELIGMAN SELECT MUNICIPAL FUND, INC.

EXHIBIT INDEX

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.

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